Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,037,329)	$ (3,067,704)	$ (3,848,143)	$ (8,171,232)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	9,733	17,364	34,569	44,805
Loss on disposition of assets	48,327			189,867
Forgiveness of PPP Loan	(471,300)
Interest expense	1,301,429		3,348,103
Amortization of debt discount		162,626		1,429,386
Amortization of deferred financing costs				76,927
Preferred dividends – accrued		46,416	(95,488)	90,732
Provision for bad debts		1,506	92,444	41,513
Forgiveness of PPP loan			(812,324)
Changes in operating assets and liabilities:
Accounts receivable		8,964		1,182,044
Other current assets	11,403	(262,306)	(69,687)	(77,926)
(Increase) decrease in leased assets	195,484	158,112	(1,297,511)	2,044,087
Deposit			(257,083)
Deferred tax asset			111,950
Increase in deposits
Accounts payable and accrued liabilities	694,968	2,448,401	224,112	(1,842,150)
(Increase) decrease in lease liabilities	(141,630)	(146,970)	862,422	(1,803,498)
Net cash provided by (used in) operating activities	(388,915)	(633,591)	(1,706,636)	(6,795,445)
Cash flows from investing activities:
Proceeds from sale of fixed assets	10,000		7,000	146,697
Purchase of property and equipment				(82,918)
Net cash (used in) provided by investing activities	10,000		7,000	63,779
Cash flows from financing activities:
Payments on notes payable	(90,000)			(173,764)
Proceeds from issuance of convertible notes	455,454	622,500	1,706,945	6,865,817
Proceeds from sale of preferred stock				45,000
Net cash provided by (used in) financing activities	365,454	622,500	1,706,945	6,737,053
Net change in cash	(13,461)	(11,091)	7,309	5,387
Cash, beginning of period	19,915	12,607	12,607	7,219
Cash, end of period	6,454	1,516	19,915	12,607
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Note Payable addition from OID		155,625		351,712
Common shares issued for convertible notes - inducement		$ 8,406		2,703
Warrants issued for debt discount				$ 1,672